Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Fair value measurement of assets
The following table provides the carrying value of each category of financial assets and liabilities and the related balance sheet item:

As at	Dec 31 2023	Dec 31 2022
Financial assets:
Financial assets measured at fair value:
Derivative instruments designated as cash flow hedges [1]	$121,108	$322,748
Fair value of Egypt gas supply contract derivative [2]	20,402	11,220
Financial assets not measured at fair value:
Cash and cash equivalents	458,015	857,747
Trade and other receivables, excluding tax receivable	514,739	488,184
Restricted cash included in other assets	15,772	14,349
Total financial assets [3]	$1,130,036	$1,694,248
Financial liabilities:
Financial liabilities measured at fair value:
Derivative instruments designated as cash flow hedges [1]	$91,653	$8,466
Financial liabilities not measured at fair value:
Trade, other payables and accrued liabilities, excluding tax payable	672,237	656,010
Lease obligations, including current portion	872,120	870,163
Long-term debt, including current portion	2,141,801	2,151,513
Land mortgage	28,014	28,514
Total financial liabilities	$3,805,825	$3,714,666
[1]     The Geismar natural gas hedges and euro foreign currency hedges designated as cash flow hedges are measured at fair value based on industry accepted valuation models and inputs obtained from active markets.
[2] The Egypt natural gas supply contract is measured at fair value using a Monte-Carlo model classified within Level 3 of the fair value hierarchy.
[3] The carrying amount of the financial assets represents the maximum exposure to credit risk at the respective reporting periods.
Fair value measurement of liabilities
The following table provides the carrying value of each category of financial assets and liabilities and the related balance sheet item:

As at	Dec 31 2023	Dec 31 2022
Financial assets:
Financial assets measured at fair value:
Derivative instruments designated as cash flow hedges [1]	$121,108	$322,748
Fair value of Egypt gas supply contract derivative [2]	20,402	11,220
Financial assets not measured at fair value:
Cash and cash equivalents	458,015	857,747
Trade and other receivables, excluding tax receivable	514,739	488,184
Restricted cash included in other assets	15,772	14,349
Total financial assets [3]	$1,130,036	$1,694,248
Financial liabilities:
Financial liabilities measured at fair value:
Derivative instruments designated as cash flow hedges [1]	$91,653	$8,466
Financial liabilities not measured at fair value:
Trade, other payables and accrued liabilities, excluding tax payable	672,237	656,010
Lease obligations, including current portion	872,120	870,163
Long-term debt, including current portion	2,141,801	2,151,513
Land mortgage	28,014	28,514
Total financial liabilities	$3,805,825	$3,714,666
[1]     The Geismar natural gas hedges and euro foreign currency hedges designated as cash flow hedges are measured at fair value based on industry accepted valuation models and inputs obtained from active markets.
[2] The Egypt natural gas supply contract is measured at fair value using a Monte-Carlo model classified within Level 3 of the fair value hierarchy.
[3]     The carrying amount of the financial assets represents the maximum exposure to credit risk at the respective reporting periods.
The carrying values of the Company’s financial instruments approximate their fair values, except as follows:

As at	December 31, 2023		December 31, 2022
	Carrying value	Fair value	Carrying value	Fair value
Long-term debt excluding deferred financing fees	$2,156,534	$2,063,661	$2,168,585	$1,953,932

Fair value, natural gas forward contracts and cash flow hedges and excluded forward element

As at	Dec 31 2023	Dec 31 2022
Maturities	2024-2032	2023-2032
Notional quantity [1]	347,190	307,900
Notional quantity per day, annualized [1]	50 - 170	50 - 150
Notional amount	$1,183,319	$1,014,264
Net fair value	$29,925	$316,008
1    In thousands of Million British Thermal Units (MMBtu)

Information regarding the gross amounts of the Company's natural gas forward contracts designated as cash flow hedges in the audited consolidated statements of financial position is as follows:

As at	Dec 31 2023	Dec 31 2022
Other current assets	$470	$32,768
Other non-current assets	120,638	289,979
Other current liabilities	(60,532)	(317)
Other long-term liabilities	(30,651)	(6,422)
Net fair value	$29,925	$316,008
Information regarding the impact of changes in cash flow hedges and cost of hedging reserve in the consolidated statement of comprehensive income is as follows:

For the years ended December 31	2023	2022
Change in fair value of cash flow hedges	$(276,619)	$(27,742)
Forward element excluded from hedging relationships	(33,837)	406,029
	$(310,456)	$378,287

Fair value, level 2 maturity profile
The table below shows the nominal cash outflows for derivative hedging instruments including natural gas forward contracts and forward exchange contracts, excluding credit risk adjustments, based upon contracted settlement dates. The amounts reflect the maturity profile of the hedging instruments and are subject to change based on the prevailing market rate at each of the future settlement dates. Financial asset derivative positions, if any, are held with investment-grade counterparties and therefore the settlement day risk exposure is considered to be negligible.

As at	Dec 31 2023	Dec 31 2022
Within one year	$65,034	$2,050
1-3 years	17,771	7,132
3-5 years	5,537	—
More than 5 years	11,378	—
	$99,720	$9,182

Fair value, level 3 inputs and the sensitivities, valuation to changes
The table presents the Level 3 inputs and the sensitivities of the Monte-Carlo model valuation to changes in these inputs:

	Sensitivities
Valuation input	Input value or range	Change in input	Resulting change in valuation
Methanol price volatility (before impact of mean reversion)	35%	+/- 5%	$+/-7 million
Methanol price forecast	$300 - $415 per MT	+/- $25 per MT	$-5/+7 million
Discount rate	7.6%	+/- 1%	$-/+1 million